Summary of Annuity Contracts with Guarantees Invested in General and Separate Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
GMDB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	$ 2,790		$ 2,947
Net separate account value	56,741		53,447
Net amount at risk	313	[1]	250	[1]
Average age	68 years	[2]	67 years	[2]
GMDB [Member] | Return of net deposits [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	872		916
Net separate account value	23,079		19,927
Net amount at risk	21	[1]	13	[1]
Average age	65 years	[2]	64 years	[2]
GMDB [Member] | Minimum return or anniversary contract value [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	1,918		2,031
Net separate account value	33,662		33,520
Net amount at risk	292	[1]	237	[1]
Average age	69 years	[2]	69 years	[2]
GMAB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	43	[3]	92	[3]
Net separate account value	1,552	[3]	2,383	[3]
Average age	67 years	[2],[3]	64 years	[2],[3]
GLWB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	135		178
Net separate account value	31,031		28,071
Net amount at risk	195	[1]	74	[1]
Average age	66 years	[2]	64 years	[2]
GMIB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	45		49
Net separate account value	451		510
Net amount at risk	$ 1	[1]
Average age	66 years	[2]	64 years	[2]

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.
[3]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.